PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances to suppliers	$ 7,039,523	$ 5,733,241
Prepaid expenses	5,067,824	11,188,313
Barter goods	4,355,479	5,463,771
Deposit for DMG Acquisition	4,000,000	4,000,000
Other deposits	1,066,166	2,697,970
Other current assets	5,278,902	5,194,858
Prepaid expenses and other current assets	$ 26,807,894	$ 34,278,153